Accrued Expenses and Other Liabilities - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Apr. 25, 2023 USD ($)
Employee-related liabilities, current	¥ 62,548	$ 8,569	¥ 47,583		$ 3,375
Settlement liabilities, current				$ 844